Note 3 - Discontinued Operations	12 Months Ended
Mar. 31, 2020
Discontinued Operations [Member]
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
3.
Discontinued Operations

On
July 13, 2018,
the Company executed a nonbinding letter of intent with a perspective buyer of the Modesto facility. On
October 9, 2018,
the Company closed on the sale of the facility to this outside buyer with net proceeds of
$63,326,000.
Based on its magnitude of revenue to the Company (approximately
15%
) and because the Company was exiting the production of peaches, this sale represented a significant strategic shift that has a material effect on the Company’s operations and financial results. Accordingly, the Company has applied discontinued operations treatment for this sale as required by Accounting Standards Codification
210
-
05—Discontinued
Operations. This business we are exiting is part of the Fruit and Vegetable segment.

The following table presents information related to the major classes of assets and liabilities of Modesto that are classified as Held For Sale-Discontinued Operations in the Company's Consolidated Condensed balance sheets (in thousands):

	March 31, 2020	March 31, 2019
Other Current Assets	$182	$98

Current Assets Held For Sale-Discontinued Operations	$182	$98

Other Assets	$1,026	$1,143

Noncurrent Assets Held For Sale-Discontinued Operations	$1,026	$1,143

Accounts Payable and Accrued Expenses	$880	$4,285

Current Liabilities Held For Sale-Discontinued Operations	$880	$4,285

The operating results of the discontinued operations that are reflected in the Unaudited Condensed Consolidated Statements of Net Earnings (Loss) from discontinued operations are as follows:

	Twelve Months Ended
	March 31, 2020	March 31, 2019

Net Sales	$-	$111,693

Costs and Expenses:

Cost of Product Sold	57	129,872
Selling, General and Administrative	-	1,135
Plant Restructuring Charge (a)	(1,150)	4,515
Interest Expense (b)	-	1,077
Total cost and expenses	(1,093)	136,599
Earnings (Loss) From Discontinued Operations Before Income Taxes	1,093	(24,906)
Gain on the Sale of Assets Before Income Taxes (c) (d) (e)	(430)	(80,632)
Income Tax Expense	376	13,496
Net Earnings From Discontinued Operations, Net of Tax	$1,147	$42,230

(a) Includes $902,000 credit for pension termination in fiscal 2020.
Includes $3,746,000 of Modesto severance in fiscal 2019.
(b) Includes interest on debt directly related to Modesto including the building mortgage and equipment leases and an allocation of the Company's line of credit facility.
(c) Includes a $24,211,000 gain as a result of LIFO layer liquidations from the disposal of the inventory for fiscal 2019.
(d) Includes $51,446,000 gain on the sale of Modesto plant and equipment in fiscal 2019.
(e) Includes a $4,975,000 gain on the sale of bins in fiscal 2019.

Supplemental Information on Discontinued Operations:
Capital Expenditures	$-	$3,937
Depreciation	-	1,302